EQUITY METHOD INVESTMENTS (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 04, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments		€ 36	€ 80	[1]	€ 72	$ 41
Revenue		80	150		115
Gross profit		17	49		42
Net earnings /(loss)		9	(3)		(4)
Group's equity in net earnings		4	8		2
Dividends received by the Group		1	2		25
Balance Sheet data as at December 31
Current assets		68	102		436
Non-current assets		70	236		231
Current liabilities		14	29		370
Non-current liabilities		58	204		192
Net assets		66	105		105
Group's equity in net assets		€ 37	€ 45		€ 40
UBB AIG Insurance
Schedule Of Equity Method Investments [Line Items]
Disposal of the Groups shareholding	60.00%
Amount of Disposal	€ 2

[1]	Restated